MINING INTERESTS - Disclosure of Detailed Information About Mining Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Mining Interests [Line Items]
Mining interests	$ 998,835	$ 1,061,124
Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Mining interests	786,316	832,820
Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Mining interests	$ 212,519	$ 228,304	$ 242,881